Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Estimated fair value	S/ 21,246,569	S/ 17,038,942
Accrued interest	26,721,991	22,787,598
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	22,278,180	19,208,992
Unrealized gross amount - Gains	108,584	11,854
Unrealized gross amount - Losses	(1,474,580)	(2,504,329)
Estimated fair value	20,912,184	16,716,517
Accrued interest	334,385	322,425
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Amortized cost	9,443,384	8,707,969
Unrealized gross amount - Gains	83,511	9,477
Unrealized gross amount - Losses	(865,654)	(1,143,244)
Estimated fair value	S/ 8,661,241	S/ 7,574,202
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.22%	1.60%
Annual effective interest rates - Foreign	4.00%	5.10%
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	14.52%	13.26%
Annual effective interest rates - Foreign	18.00%	13.14%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 8,320,671	S/ 7,878,445
Unrealized gross amount - Gains	13,599	590
Unrealized gross amount - Losses	(558,282)	(1,270,254)
Estimated fair value	S/ 7,775,988	S/ 6,608,781
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.95%	1.89%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	6.82%	8.14%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru [member]
Disclosure of financial assets [line items]
Amortized cost		S/ 1,434,752
Unrealized gross amount - Gains		89
Unrealized gross amount - Losses		(5)
Estimated fair value		S/ 1,434,836
Debt instruments measured at fair value through other comprehensive income [member] | Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic		7.29%
Annual effective interest rates - Foreign		0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic		7.46%
Annual effective interest rates - Foreign		0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 475,542	S/ 512,316
Unrealized gross amount - Gains	7,810	1,698
Unrealized gross amount - Losses	(9,722)	(26,286)
Estimated fair value	S/ 473,630	S/ 487,728
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.81%	3.48%
Annual effective interest rates - Foreign	7.39%	6.86%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	4.65%	6.01%
Annual effective interest rates - Foreign	7.92%	8.25%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 498,897	S/ 508,813
Unrealized gross amount - Gains	0	0
Unrealized gross amount - Losses	(35,564)	(55,527)
Estimated fair value	S/ 463,333	S/ 453,286
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	4.76%	5.18%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	5.23%	5.60%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member]
Disclosure of financial assets [line items]
Amortized cost		S/ 82,836
Unrealized gross amount - Gains		0
Unrealized gross amount - Losses		(2,026)
Estimated fair value		S/ 80,810
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic		0.00%
Annual effective interest rates - Foreign		6.07%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic		0.00%
Annual effective interest rates - Foreign		6.23%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 3,445,361	S/ 44,234
Unrealized gross amount - Gains	3,638	0
Unrealized gross amount - Losses	(15)	(366)
Estimated fair value	S/ 3,448,984	S/ 43,868
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	5.60%	2.28%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	6.66%	2.28%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds Of The United States Of America [Member]
Disclosure of financial assets [line items]
Amortized cost	S/ 76,556	S/ 21,387
Unrealized gross amount - Gains	26	0
Unrealized gross amount - Losses	(3,252)	(3,661)
Estimated fair value	S/ 73,330	S/ 17,726
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds Of The United States Of America [Member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	3.87%	3.85%
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds Of The United States Of America [Member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	5.00%	3.85%
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds Of The united States Of Mexico [Member]
Disclosure of financial assets [line items]
Amortized cost	S/ 17,769	S/ 18,240
Unrealized gross amount - Gains	0	0
Unrealized gross amount - Losses	(2,091)	(2,960)
Estimated fair value	S/ 15,678	S/ 15,280
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds Of The united States Of Mexico [Member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	5.51%	6.06%
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds Of The united States Of Mexico [Member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	5.51%	6.06%